Leases (Tables)	12 Months Ended
Sep. 30, 2012
Leases [Abstract]
Schedule of future minimum rental payments for operating leases
As of September 30, 2012, future minimum lease payments under all noncancelable leases for the succeeding five fiscal years and thereafter are as follows (in millions):

Fiscal 2013	$40.6
Fiscal 2014	36.7
Fiscal 2015	31.4
Fiscal 2016	26.2
Fiscal 2017	22.0
Thereafter	89.9
Total future minimum lease payments	$246.8